Schedule of Investments (unaudited) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.1%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$212,628
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,830	461,969
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	341,658
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	282,203
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,354,260
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,349,320
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	710,634
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	657,091
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,044,754
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,237,275
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	290	309,714
5.00%, 10/01/35 (PR 10/01/21)	210	225,292
5.00%, 10/01/41 (Call 10/01/21)	575	611,553
5.00%, 10/01/41 (PR 10/01/21)	425	455,949
Bay Area Toll Authority RB
2.00%, 04/01/53 (Put 10/01/23)(b)	1,500	1,541,265
2.13%, 04/01/53 (Put 10/01/24)(b)	1,200	1,246,404
4.00%, 04/01/29 (Call 04/01/27)	500	591,295
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,385,832
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,259,460
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,405,331
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,847,795
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,792,657
5.00%, 04/01/28	400	519,244
Series A, 2.95%, 04/01/47 (Put 10/01/25)(b)	750	813,420
Series B, 2.85%, 04/01/47 (Put 10/01/24)(b)	750	804,735
Series C, 2.10%, 04/01/45 (Put 10/01/21)(b)	1,050	1,068,427
Series E, 2.00%, 04/01/34 (Put 10/01/20)(b)	1,000	1,008,220
Series F-1, 5.00%, 04/01/21	205	216,095
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,094,710
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,313,652
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,350	1,477,858
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,150	3,691,075
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,670,615
Series F-2, 4.00%, 04/01/20	500	505,070
Series F-2, 4.00%, 04/01/21	125	130,119
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	718,616
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	567,230
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	618,281
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,388,685
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	285,660
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,142,640
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,369,596
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,485,900
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,504,885
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,147,590
5.00%, 10/01/49 (Call 04/01/26)	250	292,305
5.25%, 04/01/40	175	260,915
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,350,608
Series T-1, 5.00%, 03/15/39	700	1,009,575

Security	Par (000)	Value

California (continued)
Series U-3, 5.00%, 06/01/43	$2,360	$3,476,658
Series U-5, 5.00%, 05/01/21	2,255	2,384,324
Series U-6, 5.00%, 05/01/45	4,010	5,973,095
Series U-7, 5.00%, 06/01/46	150	224,826
Series V-1, 5.00%, 05/01/29	500	665,565
Series V-1, 5.00%, 05/01/49	2,500	3,802,075
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	500	516,695
5.00%, 10/01/21	1,225	1,315,834
5.00%, 10/01/22	1,350	1,502,941
5.00%, 10/01/23	200	230,282
5.00%, 10/01/26 (Call 04/01/26)	4,740	5,868,404
5.00%, 10/01/28 (Call 04/01/28)	500	648,415
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,223,650
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	550,760
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	286,103
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	365,124
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,044,268
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,774,520
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	958,500
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	836,773
California Municipal Finance Authority RB
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,214,310
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	596,285
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	650,202
California State Public Works Board RB
Series A, 5.00%, 12/01/19 (AMBAC)	70	70,000
Series A, 5.00%, 04/01/20	1,555	1,575,231
Series A, 5.00%, 04/01/21	500	526,240
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,087,610
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,087,370
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	353,236
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,466,262
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,700	1,988,983
Series A, 5.00%, 09/01/28 (Call 09/01/24)	715	835,463
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	349,794
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,627,800
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	438,822
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,160,480
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	551,856
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,159,570
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,081,110
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	768,823
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	3,060,596
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	379,470
Series B, 5.00%, 10/01/25	2,000	2,422,480
Series B, 5.00%, 10/01/27	340	430,433
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,306,020
Series C, 5.00%, 11/01/24	1,500	1,772,790
Series C, 5.00%, 11/01/27	850	1,077,970
Series C, 5.00%, 11/01/29	1,500	1,966,830
Series D, 5.00%, 09/01/23	710	810,770
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	383,336
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,048,447
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,073,890
Series E, 5.00%, 09/01/20	1,315	1,353,792
Series E, 5.00%, 09/01/21	510	545,001
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,008,414
Series F, 5.00%, 05/01/20	1,165	1,184,013

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/22	$840	$918,901
Series F, 5.00%, 05/01/23	1,795	2,028,242
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,077,013
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	415,720
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,150,448
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	540,225
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,100,160
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,557,155
Series I, 5.50%, 11/01/31 (Call 11/01/23)	2,615	3,022,260
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	193,880
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	755,606
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,740,787
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	555,220
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	218,520
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,023,301
Series A, 5.00%, 11/01/20	200	207,366
Series A, 5.00%, 11/01/22	375	418,478
Series A, 5.00%, 11/01/23	1,170	1,350,309
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	807,427
Series A, 5.00%, 11/01/27 (Call 11/01/22)	2,015	2,244,307
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	474,636
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	236,476
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,230,140
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	652,813
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	3,017,450
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	625,335
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,350,120
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,810,976
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,749,525
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	600,030
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,580,142
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	554,913
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	595,211
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	2,987,219
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	358,924
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,290,465
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,182,560
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	576,175
Series A, 5.00%, 11/01/39 (Call 11/01/29)	3,015	3,834,206
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,951,830
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,235,060
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,473,889
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	895,964
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,515,644
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,500	5,508,720
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)	200	207,896
Series B-3, 4.00%, 11/01/51 (Put 05/01/23)(b)	3,245	3,548,051
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	287,558
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,237,840
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	324,648
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	268,128
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,202,083
Series D, 0.00%, 08/01/26(a)	545	483,230
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	1,000	1,128,860

Security	Par (000)	Value

California (continued)
4.00%, 08/01/34 (Call 08/01/26)	$1,000	$1,126,810
5.00%, 08/01/27 (Call 08/01/23)	500	568,895
5.00%, 08/01/29 (Call 08/01/23)	1,500	1,704,360
5.00%, 08/01/31 (Call 08/01/23)	2,800	3,170,720
Series A, 4.00%, 08/01/20	500	510,190
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,432,390
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,103,360
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,219,530
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	542,195
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/20	500	510,880
Series R1, 5.00%, 06/15/21	400	424,852
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	569,420
Series R-1, 5.00%, 06/15/22	1,660	1,829,801
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	1,900	1,981,548
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,486,160
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,797,690
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	2,820	2,905,559
City of Los Angeles CA RB, 5.00%, 06/25/20	2,000	2,044,520
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	554,255
Series A, 5.00%, 06/01/20	725	739,630
Series A, 5.00%, 06/01/21	390	413,622
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,759,582
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,602,565
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,229,450
Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,275	1,553,791
Series B, 5.00%, 06/01/22	250	275,190
Series B, 5.00%, 06/01/23	735	835,710
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,044,981
Series B, 5.00%, 06/01/27	250	317,918
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	186,113
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,298,398
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	546,610
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,069,434
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,238,970
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	509,135
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	249,432
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	814,472
Series A, 5.00%, 05/15/29 (Call 05/15/20)	3,915	3,985,470
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,516,418
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,585,800
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	544,400
Series B, 5.00%, 05/15/42 (Call 05/15/27)	3,000	3,629,760
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,046,205
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,475,302
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,849,860
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,271,870
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	581,555
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,206,080
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,691,923

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/36 (Call 11/01/26)	$2,500	$2,831,425
4.00%, 11/01/39 (Call 05/01/22)	415	437,261
5.00%, 11/01/22	1,500	1,672,080
5.00%, 11/01/25 (Call 05/01/25)	200	241,262
5.00%, 11/01/27 (Call 11/01/26)	500	626,185
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,751,431
5.00%, 11/01/31 (Call 11/01/26)	2,895	3,580,536
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,188,340
5.00%, 11/01/32 (PR 05/01/22)	1,525	1,672,635
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,083,358
5.00%, 11/01/36 (Call 05/01/25)	800	944,264
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,123,070
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	757,483
Series A, 5.00%, 11/01/20	370	383,490
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	538,555
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,096,810
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,073,800
Series A, 5.00%, 11/01/37 (Call 05/01/22)	780	848,195
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	749,861
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,199,953
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,262,220
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,218,275
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,000	2,487,200
Series C, 5.00%, 09/01/28	335	439,011
City of Vernon CA Electric System Revenue RB, Series A, 5.13%, 08/01/21 (Call 12/30/19)	125	126,875
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	271,698
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	298,630
5.00%, 08/01/29 (Call 08/01/25)	515	618,175
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,411,702
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,664,790
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	2,131,114
Series B, 0.00%, 08/01/27 (AGM)(a)	135	118,764
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	561,140
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	480,120
Series F, 3.00%, 08/01/39 (Call 02/01/29)	1,000	1,029,760
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 08/01/23)	2,275	2,606,604
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	272,250
Series B2, 4.00%, 08/01/22	1,425	1,538,216
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	255,233
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,177,750
Series B, 4.00%, 07/01/20	1,000	1,016,940
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,233,970
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	940,584
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	264,553
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	856,117
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	74,958
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	193,842
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	558,610
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,190,340

Security	Par (000)	Value

California (continued)
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	$1,000	$1,118,160
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	675,884
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	2,097,100
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	510,215
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	361,518
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,800,510
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	596,940
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,214,120
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,209,110
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	933,967
Series B, 5.00%, 06/01/20	735	749,832
Series B, 5.00%, 06/01/21	955	1,012,844
Series B, 5.00%, 06/01/23	1,435	1,632,686
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,720,911
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,246,080
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,201,550
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	549,720
Series C, 0.00%, 08/01/32(a)	700	532,896
Series C, 0.00%, 08/01/33(a)	125	92,468
Series C, 0.00%, 08/01/34(a)	2,050	1,474,626
El Dorado Irrigation District, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	286,110
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	119,991
Series C, 0.00%, 08/01/46(a)	985	426,032
Series C, 0.00%, 08/01/51(a)	1,155	420,709
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,385,581
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	395,142
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,157,259
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	505,943
0.00%, 01/15/34 (AGM)(a)	3,500	2,399,495
0.00%, 01/15/35 (AGM)(a)	300	198,963
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,099,098
Series A, 0.00%, 01/01/23 (ETM)(a)	225	216,799
Series A, 0.00%, 01/15/23 (AGM)(a)	500	475,515
Series A, 0.00%, 01/01/25 (ETM)(a)	880	821,885
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,070,285
Series A, 0.00%, 01/01/28 (ETM)(a)	440	387,785
Series A, 0.00%, 01/01/29 (ETM)(a)	500	425,700
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	265,005
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	955,954
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,848,120
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,357,720
Series A, 6.00%, 01/15/49 (Call 01/15/24)	2,445	2,853,070
Series A, 6.00%, 01/15/53 (Call 01/15/24)	3,745	4,364,610
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,293,132
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,113,371
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,215,410
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	123,780

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	$350	$383,051
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	92,961
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,115,450
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,111,490
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,107,900
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	590,930
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,206,790
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	201,975
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,630	1,806,236
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	333,984
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	1,350	1,385,208
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	567,375
Series B, 5.00%, 08/01/22	2,000	2,212,420
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,109,815
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	95,938
Series F, 4.00%, 08/01/32 (Call 08/01/29)	2,275	2,731,274
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	2,800	3,134,684
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,219,361
Series A, 5.00%, 08/01/20	500	513,375
Series A, 5.00%, 08/01/21	1,500	1,600,125
Series A, 5.00%, 08/01/23	735	840,539
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,179,100
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,280,491
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,433,130
Series A, 5.00%, 08/01/31 (Call 08/01/24)	5,525	6,451,432
Series C, 5.00%, 08/01/20	225	231,019
Series C, 5.00%, 08/01/21	200	213,350
Series C, 5.00%, 08/01/22	570	630,540
Series C, 5.00%, 08/01/25	260	315,890
Series C, 5.00%, 06/01/26	500	620,385
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,306,665
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	563,280
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,224,940
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	2,670	2,731,971
Series A, 5.00%, 07/01/21	560	595,706
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,028,752
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	334,108
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,238,100
Series A, 5.00%, 07/01/39 (Call 07/01/27)	1,695	2,080,545
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,448,220
Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,500	4,264,855
Series A, 5.00%, 07/01/44 (Call 07/01/28)	9,500	11,680,060
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	179,449
5.00%, 08/01/42 (Call 08/01/22)	500	545,160
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	579,170
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,078,455

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 12/01/45 (Call 12/01/25)	$535	$626,132
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,245,530
Series E-1, 5.00%, 12/01/49 (Call 12/01/29)	3,000	3,713,700
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	934,201
Series A, 5.00%, 10/01/20	700	723,667
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/28)	765	985,389
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,179,450
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,023,630
Series A, 5.00%, 07/01/21	400	425,632
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,287,053
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,319
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	980,070
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,532,662
Series A, 5.00%, 07/01/34 (Call 01/01/25)	1,435	1,678,362
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	618,725
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	832,415
Series A, 5.00%, 07/01/45 (Call 01/01/29)	2,000	2,468,680
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,175,500
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,190,670
Series B, 5.00%, 01/01/22 (Call 12/01/21)	500	540,450
Series B, 5.00%, 07/01/23	1,500	1,711,875
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	231,446
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,140,870
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,395	1,691,005
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	623,020
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,137,470
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	664,975
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	567,410
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,253,860
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,633,295
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,994,450
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,061,467
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,178,040
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,354,120
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,203,110
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,860,390
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,799,550
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,272,575
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	571,735
Series E, 5.00%, 07/01/23	585	667,631
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	571,735
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	3,330	3,973,423
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	260,193
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,405,360
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,369,637
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,394,600
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,890,050
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,211,200
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,648,582
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	592,467
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	665,859
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	9,081,600
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	566,095

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/43 (Call 07/01/22)	$1,060	$1,161,453
Series B, 5.00%, 07/01/43 (Call 07/01/28)	3,425	4,214,223
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	294,503
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/20	2,000	2,046,080
Series A, 5.00%, 07/01/21	1,000	1,062,450
Series A, 5.00%, 07/01/22	2,300	2,527,539
Series A, 5.00%, 07/01/23	1,975	2,243,521
Series A, 5.00%, 07/01/24	1,620	1,898,122
Series A, 5.00%, 07/01/25	5,975	7,188,343
Series A, 5.00%, 07/01/26	1,000	1,234,060
Series A, 5.00%, 07/01/27	3,500	4,401,635
Series A, 5.00%, 07/01/28	3,500	4,459,665
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,064,991
Series A, 5.00%, 07/01/29	1,000	1,299,810
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,192,360
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	528,835
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,056,870
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,690,200
Series A-2, 5.00%, 07/01/21	3,230	3,431,713
Series B, 5.00%, 07/01/21	1,000	1,062,450
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,214,210
Series B-1, 5.00%, 07/01/21	480	509,976
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	624,870
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	623,540
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,483,100
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,229,860
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,452,840
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,000	1,241,220
Series C, 5.00%, 07/01/21	500	531,225
Series C, 5.00%, 07/01/23	2,375	2,697,905
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,170,700
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	532,004
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,450	1,693,281
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	872,565
Series KRY, 5.25%, 07/01/28 (Call 07/01/20)	2,695	2,758,413
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	713,682
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	37,418
Series B, 0.00%, 08/01/51 (AGM)(a)	250	87,508
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	421,158
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	164,560
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/22	4,000	4,411,880
Series A, 5.00%, 07/01/26	1,000	1,247,640
Series A, 5.00%, 07/01/27	790	1,009,825
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	605,440
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,853,459
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,217,460
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,000	1,304,710
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,584,740
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	294,300
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,023,510
Series B, 5.00%, 08/01/21 (Call 07/01/21)	2,330	2,478,561
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	551,215
Series C, 5.00%, 10/01/27	900	1,159,407

Security	Par (000)	Value

California (continued)
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	$400	$421,144
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,195,760
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,087,220
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,221,635
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	1,999,077
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	276,158
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,346,952
Series B, 5.00%, 11/01/24	275	326,167
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,630,715
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	615,045
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	999,684
0.00%, 08/01/34(a)	750	541,853
0.00%, 08/01/36(a)	1,915	1,305,685
0.00%, 08/01/38(a)	500	318,665
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	420,730
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,370,640
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,374,300
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,000	1,202,290
5.00%, 02/15/30 (Call 02/15/29)	500	658,705
5.00%, 02/15/41 (Call 02/15/29)	500	628,775
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,500	1,544,370
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,402,224
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,808,412
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	274,340
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,196,442
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	274,530
Series D, 0.00%, 08/01/42(a)	200	101,334
Series D, 0.00%, 08/01/46(a)	1,300	564,291
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,000	2,487,420
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,254,660
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,108,270
Poway Unified School District GO
0.00%, 08/01/33(a)	250	179,523
0.00%, 08/01/35(a)	500	336,960
0.00%, 08/01/36(a)	1,000	653,260
0.00%, 08/01/38(a)	755	459,523
0.00%, 08/01/46(a)	3,450	1,474,771
Series A, 0.00%, 08/01/31(a)	735	562,643
Series A, 0.00%, 08/01/32(a)	380	282,131
Series B, 0.00%, 08/01/34(a)	500	347,880
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,106,195
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	590,420
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	525,789
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	502,389

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.25%, 06/01/39 (PR 06/01/23)	$750	$860,865
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,116,000
Series B, 0.00%, 06/01/41(a)	2,500	1,304,200
Series B, 5.00%, 06/01/24	685	805,841
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	355,776
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,248,200
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,244,580
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,178,730
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	838,259
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,136,460
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,503,713
Series A, 5.00%, 08/15/49 (Put 04/20/23)(b)	1,000	1,129,180
Series B, 5.00%, 08/15/49 (Put 04/18/25)(b)	1,000	1,199,260
Series E, 5.00%, 08/15/21	500	534,060
Series E, 5.00%, 08/15/24	500	591,770
Series F, 5.00%, 08/15/23	1,000	1,147,000
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,315,950
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,272,190
Series K, 5.25%, 07/01/24 (AMBAC)	250	282,113
Series X, 5.00%, 08/15/20	2,230	2,292,997
Series X, 5.00%, 08/15/21	150	160,218
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,500	6,937,580
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	186,659
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	64,066
San Bernardino Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	557,790
Series A, 4.00%, 08/01/49 (Call 08/01/27)	410	454,764
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,722,450
5.00%, 11/15/26 (Call 11/15/25)	1,500	1,815,135
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,592,350
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	577,375
5.00%, 08/01/27 (Call 08/01/26)	500	623,465
5.00%, 08/01/28 (Call 08/01/26)	530	658,313
5.00%, 08/01/30 (Call 08/01/26)	590	726,455
5.00%, 08/01/30 (PR 08/01/23)	250	286,440
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,455,680
5.00%, 08/01/41 (Call 08/01/26)	500	599,800
5.00%, 08/01/41 (PR 08/01/21)	210	224,270
5.00%, 08/01/43 (PR 08/01/23)	3,240	3,712,262
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	322,425
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,902,675
Series A, 5.00%, 07/01/39 (Call 07/01/29)	3,000	3,756,120
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	486,196
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,201,320
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	284,812
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	495,396
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	492,804
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	4,560	4,740,576
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,381,780
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,625,985

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 04/01/48 (Call 04/01/22)	$4,500	$4,867,155
Series A, 5.00%, 04/01/48 (Call 04/01/24)	400	452,964
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	605	671,822
5.00%, 05/01/34 (Call 11/01/22)	500	553,855
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	608,565
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,422,740
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	616,580
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,171,810
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	576,434
5.00%, 05/15/23	985	1,120,122
Series A, 4.00%, 05/15/20	625	633,537
Series A, 4.00%, 05/15/21	200	208,762
Series A, 5.00%, 05/15/21	500	529,090
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	615,115
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	846,177
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	305,847
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,179,100
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,864,965
San Diego Unified School District/CA GO
Series A, 5.00%, 07/01/21	1,300	1,382,459
Series C, 0.00%, 07/01/30(a)	790	630,025
Series C, 0.00%, 07/01/35(a)	300	204,897
Series C, 0.00%, 07/01/36(a)	1,240	821,512
Series C, 0.00%, 07/01/38(a)	1,930	1,190,887
Series C, 0.00%, 07/01/39(a)	1,100	657,228
Series C, 0.00%, 07/01/42(a)	215	116,281
Series C, 0.00%, 07/01/45(a)	2,780	1,359,948
Series C, 0.00%, 07/01/46(a)	500	236,545
Series C, 0.00%, 07/01/47(a)	1,100	502,953
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	771,475
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,083,830
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,299,856
Series E, 0.00%, 07/01/32(a)	690	517,369
Series E, 0.00%, 07/01/42(a)	1,340	1,114,250
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,546,294
Series E, 0.00%, 07/01/49(a)	4,000	1,694,120
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,547,627
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	413,470
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,229,600
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,213,640
Series K-2, 4.00%, 07/01/21	2,000	2,095,620
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,282,140
Series R-1, 0.00%, 07/01/31(a)	1,675	1,292,497
Series R-2, 0.00%, 07/01/40(a)	800	830,744
Series R-3, 5.00%, 07/01/20	1,755	1,796,049
Series R-3, 5.00%, 07/01/21	2,025	2,153,446
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	216,553
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	576,265
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	2,920	3,347,546
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	266,753
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	218,648
San Francisco Bay Area Rapid Transit District GO Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,132,050

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/47 (Call 08/01/27)	$4,015	$4,879,791
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	2,000	2,310,220
Series C, 5.00%, 08/01/37 (PR 08/01/23)	800	916,608
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	281,930
Series S, 4.00%, 08/01/37 (Call 08/01/27)	1,500	1,722,495
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,219,836
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,142,620
Series A, 5.00%, 07/01/24	2,420	2,850,857
Series A, 5.00%, 07/01/36 (PR 07/01/22)	500	551,710
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	979,515
Series A, 5.00%, 05/01/22	100	109,594
Series A, 5.00%, 05/01/26	1,000	1,240,970
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	277,863
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,131,395
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,790,595
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	436,962
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	325,302
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,169,920
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	617,400
Series D, 5.00%, 05/01/24	1,000	1,171,400
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,200	1,267,200
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	31,697
Series D, 5.00%, 05/01/25	250	301,870
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,426,740
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	812,488
Series F, 5.00%, 05/01/50 (Call 05/01/29)	1,500	1,850,430
Series F, 5.25%, 05/01/20 (NPFGC)	1,685	1,714,353
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,265,640
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	1,009,622
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,120,340
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,228,860
Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)	1,000	1,028,270
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	813,697
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	553,875
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	527,940
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	254,861
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	170	169,854
0.00%, 01/01/22 (ETM)(a)	220	214,865
0.00%, 01/01/23 (ETM)(a)	450	433,598
0.00%, 01/01/26 (ETM)(a)	280	258,171
0.00%, 01/01/28 (ETM)(a)	750	663,652
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	343,456
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	857,242
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,053,920
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,212,750
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,135,038
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,406,960
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	312,164

Security	Par (000)	Value

California (continued)
San Marcos Unified School District GO
0.00%, 08/01/28(a)	$655	$551,471
Series B, 0.00%, 08/01/38(a)	565	348,984
Series B, 0.00%, 08/01/47(a)	500	222,205
Series B, 0.00%, 08/01/51(a)	1,500	585,150
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	421,219
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	584,010
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	269,613
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,517,220
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,238,800
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	486,700
5.00%, 08/01/49 (Call 08/01/29)	880	1,100,783
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	595	600,593
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	474,520
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,701,126
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,472,164
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	294,955
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	4,500	4,964,760
5.00%, 07/01/21	2,000	2,127,840
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 04/01/20	430	435,792
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	3,825	4,531,822
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,657,046
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	643,795
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	786,611
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,857,795
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,072,050
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,522,110
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,000	1,147,710
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,145,660
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,100,930
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	598,578
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)	1,000	1,002,470
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	716,002
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)	1,000	1,008,750
Series A, 4.00%, 07/01/21	725	759,662
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	652,112
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	774,039
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,085,490
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,172,310
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,222,920
Series C, 0.00%, 08/01/41(a)	650	356,382
Series C, 0.00%, 08/01/46(a)	1,000	426,930
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	575,615

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	$1,125	$1,143,877
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,033,560
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	940,521
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	538,602
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	884,599
Series N, 5.00%, 05/01/20	11,415	11,606,544
Series N, 5.00%, 05/01/21	2,055	2,172,854
Series O, 5.00%, 05/01/21	4,375	4,625,906
Series O, 5.00%, 05/01/22	5,225	5,723,674
State of California Department of Water Resources RB
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	250	250,000
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	320	320,000
Series AS, 5.00%, 12/01/20 (ETM)	5	5,201
Series AS, 5.00%, 12/01/21	320	345,808
Series AS, 5.00%, 12/01/22	640	716,275
Series AS, 5.00%, 12/01/22 (ETM)	10	11,183
Series AS, 5.00%, 12/01/23	250	289,200
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	477,332
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,257,265
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,935	3,494,558
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	4,320	5,125,075
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,149,760
Series AW, 5.00%, 12/01/21	635	686,213
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,252,770
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	617,730
Series AX, 5.00%, 12/01/21	200	216,130
Series AX, 5.00%, 12/01/22	500	559,590
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	5,000	6,548,200
State of California GO
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,942,962
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,425,538
4.00%, 05/01/23	1,000	1,097,970
4.00%, 11/01/25	235	272,212
4.00%, 09/01/28 (Call 09/01/26)	250	289,738
4.00%, 12/01/30 (Put 06/01/21)(b)	4,790	4,998,269
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,042,843
4.00%, 09/01/34 (Call 09/01/26)	800	904,648
4.00%, 10/01/34 (Call 10/01/29)	2,000	2,358,160
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,068,182
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,250,500
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,925,460
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,273,640
4.00%, 10/01/44 (Call 10/01/29)	500	573,855
4.00%, 11/01/44 (Call 11/01/24)	975	1,052,844
4.00%, 03/01/45 (Call 03/01/25)	500	541,790
4.00%, 08/01/45 (Call 08/01/25)	250	272,340
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,676,610
4.50%, 03/01/21 (Call 03/01/20)	660	665,716
5.00%, 12/01/19	750	750,000
5.00%, 08/01/20	500	513,340
5.00%, 09/01/20	170	175,105
5.00%, 10/01/20	4,000	4,133,560
5.00%, 11/01/20	5,900	6,116,766
5.00%, 12/01/20	550	572,049
5.00%, 02/01/21	100	104,676
5.00%, 08/01/21	270	287,977
5.00%, 09/01/21	1,945	2,080,936
5.00%, 11/01/21	3,175	3,415,411

Security	Par (000)	Value

California (continued)
5.00%, 02/01/22	$2,600	$2,821,156
5.00%, 04/01/22	250	272,870
5.00%, 09/01/22	1,000	1,107,440
5.00%, 11/01/22	2,000	2,227,600
5.00%, 08/01/23	955	1,089,168
5.00%, 09/01/23	3,465	3,962,262
5.00%, 10/01/23	1,250	1,433,163
5.00%, 11/01/23	1,375	1,580,617
5.00%, 11/01/23 (Call 11/01/20)	500	518,090
5.00%, 12/01/23	500	576,275
5.00%, 02/01/24 (Call 02/01/22)	220	238,416
5.00%, 04/01/24	4,000	4,649,280
5.00%, 08/01/24	750	880,590
5.00%, 10/01/24	1,715	2,023,666
5.00%, 11/01/24	1,650	1,951,801
5.00%, 11/01/24 (Call 11/01/20)	250	259,045
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,620,140
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,120,860
5.00%, 03/01/25	1,300	1,551,108
5.00%, 03/01/25 (Call 03/01/20)	750	757,290
5.00%, 04/01/25	2,000	2,391,900
5.00%, 08/01/25	2,550	3,077,901
5.00%, 09/01/25	880	1,064,589
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,939,658
5.00%, 10/01/25	550	666,869
5.00%, 10/01/25 (Call 10/01/24)	400	471,788
5.00%, 11/01/25 (Call 11/01/20)	585	606,113
5.00%, 11/01/25 (Call 11/01/23)	300	344,490
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,494,962
5.00%, 04/01/26	1,335	1,638,512
5.00%, 08/01/26	5,805	7,182,004
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,750,179
5.00%, 10/01/26	3,500	4,347,175
5.00%, 10/01/26 (Call 10/01/24)	750	884,212
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,684,305
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,054,943
5.00%, 03/01/27 (Call 03/01/20)	300	302,895
5.00%, 03/01/27 (Call 03/01/25)	500	596,020
5.00%, 04/01/27	1,000	1,254,760
5.00%, 08/01/27	640	808,954
5.00%, 08/01/27 (Call 08/01/26)	500	616,605
5.00%, 09/01/27 (Call 09/01/21)	500	533,990
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,076,669
5.00%, 10/01/27	4,265	5,410,238
5.00%, 11/01/27	470	597,267
5.00%, 11/01/27 (Call 11/01/23)	700	803,229
5.00%, 04/01/28	5,000	6,394,950
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,200,950
5.00%, 08/01/28 (Call 08/01/26)	1,520	1,867,229
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,001,451
5.00%, 09/01/28 (Call 09/01/26)	775	953,839
5.00%, 10/01/28	750	968,595
5.00%, 11/01/28	2,000	2,587,000
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,061,950
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,118,200
5.00%, 04/01/29	3,375	4,395,431
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,505,540
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,186,976
5.00%, 10/01/29	1,500	1,970,505
5.00%, 10/01/29 (Call 12/30/19)	15	15,044

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/29 (Call 04/01/23)	$850	$955,799
5.00%, 10/01/29 (Call 04/01/26)	750	909,045
5.00%, 11/01/29 (Call 11/01/27)	1,480	1,863,424
5.00%, 04/01/30	350	461,199
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,292,240
5.00%, 08/01/30 (Call 08/01/27)	600	748,164
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,271,480
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,988,832
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,288,340
5.00%, 11/01/30 (Call 11/01/27)	3,680	4,611,040
5.00%, 02/01/31 (Call 02/01/22)	500	541,180
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,600,890
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,436,220
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,316,013
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,378,147
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,249,680
5.00%, 11/01/31 (Call 11/01/28)	2,000	2,546,640
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,623,210
5.00%, 04/01/32	4,000	5,419,160
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,315,620
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,645,390
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,171,770
5.00%, 10/01/32 (Call 10/01/29)	2,000	2,588,020
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,081,920
5.00%, 04/01/33 (Call 04/01/29)	1,840	2,352,624
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,494,160
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,855,447
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,819,320
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,608,672
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,171,323
5.00%, 09/01/34 (Call 09/01/26)	5,435	6,579,991
5.00%, 04/01/35 (Call 04/01/29)	3,000	3,816,990
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,835,432
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,205,870
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,208,070
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,759,000
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,364,050
5.00%, 11/01/36 (Call 11/01/27)	845	1,044,192
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,504,570
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,251,830
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,056,767
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,164,630
5.00%, 10/01/39 (Call 10/01/29)	2,500	3,169,650
5.00%, 09/01/41 (Call 09/01/21)	380	405,559
5.00%, 10/01/41 (Call 10/01/21)	4,675	5,003,372
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,085,680
5.00%, 09/01/42 (Call 09/01/22)	750	825,000
5.00%, 04/01/43 (Call 04/01/23)	910	1,013,158
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,394,410
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,975,688
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,776,435
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,186,310
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,348,493
5.00%, 11/01/47 (Call 11/01/27)	800	970,256
5.25%, 09/01/22	2,815	3,136,445
5.25%, 10/01/22	600	670,542
5.25%, 02/01/23	500	564,965
5.25%, 09/01/25 (Call 09/01/21)	750	804,352
5.25%, 10/01/29 (Call 12/30/19)	15	15,047
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,143,480

Security	Par (000)	Value

California (continued)
5.25%, 09/01/31 (Call 09/01/21)	$3,000	$3,213,600
5.25%, 08/01/32 (AGM)	1,825	2,476,653
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,396,648
5.50%, 11/01/34 (Call 12/20/19)	665	666,430
5.50%, 11/01/39 (Call 12/20/19)	3,935	3,943,460
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,079,427
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,226,136
Series A, 5.00%, 10/01/24	3,000	3,539,940
Series A, 5.00%, 10/01/48 (Call 10/01/28)	3,000	3,705,030
Series B, 5.00%, 08/01/20	500	513,340
Series B, 5.00%, 09/01/21	2,000	2,139,780
Series B, 5.00%, 09/01/22	2,485	2,751,989
Series B, 5.00%, 09/01/24	3,945	4,643,462
Series B, 5.00%, 09/01/25	1,000	1,209,760
Series B, 5.00%, 08/01/26	2,280	2,820,839
Series B, 5.00%, 09/01/26	790	979,308
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	67,827
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	547,880
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	828,340
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,015,808
Series A, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,103,500
Series AB, 5.00%, 05/15/20	700	712,789
Series AF, 5.00%, 05/15/20	685	697,515
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,803,975
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,117,290
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,125,550
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,690,588
Series AK, 5.00%, 05/15/48(b)	3,965	4,503,130
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	795,228
Series AO, 5.00%, 05/15/23	850	966,288
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,639,316
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,167,880
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,535,151
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)	1,000	1,003,960
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	557,430
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,356,927
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,466,820
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,224,110
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,250,860
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,259,871
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	561,790
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	941,715
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	1,500	1,843,965
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	6,750	8,236,755
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	614,235
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	587,280
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	587,280
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	510,142
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	296,314
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	252,328
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	425,525
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	367,522
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	718,106
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	724,073
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,306,200
Series I, 5.00%, 05/15/21	2,000	2,117,260
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	421,446

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 05/15/31 (Call 05/15/25)	$2,765	$3,293,944
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	642,362
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,294,030
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	602,835
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	277,365
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,239,230
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,799,985
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	298,160
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	598,385
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,205,920
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	628,175
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (Call 11/01/22)	500	552,305
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	273,503
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	325,328
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	872,225
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	231,925
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	529,875

		1,396,613,929

Total Municipal Debt Obligations — 98.1% (Cost: $1,335,412,691)		1,396,613,929

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.66%(c)(d)	30,207	$30,212,586

Total Short-Term Investments — 2.1% (Cost: $30,212,586)		30,212,586

Total Investments in Securities — 100.2% (Cost: $1,365,625,277)		1,426,826,515

Other Assets, Less Liabilities — (0.2)%		(2,993,394)

Net Assets — 100.0%		$1,423,833,121

(a)	Zero-coupon bond.
(b)	Security is payable upon demand on each reset date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund Portfolio	8,948	21,259	30,207	$30,212,586	$103,089	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,396,613,929	$—	$1,396,613,929
Money Market Funds	30,212,586	—	—	30,212,586

	$30,212,586	$1,396,613,929	$—	$1,426,826,515

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. — Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

NPFGC	National Public Finance Guarantee Corp.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® California Muni Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

PR	Prerefunded

RB	Revenue Bond